Share capital - Other information (Details) - EUR (€)			12 Months Ended
	Oct. 22, 2019	Apr. 25, 2017	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Authorization period			5 years
Ordinary Shares
Disclosure of classes of share capital [line items]
Authorized capital, remained available under the general part			€ 41,775,187.16
Authorized capital, remained available under the specific part			€ 13,717,929.80
General authorization of share capital
Disclosure of classes of share capital [line items]
Authorization period	5 years
Authorized capital, approved	€ 67,022,402.04
Percentage of share capital	20.00%
Specific authorization of share capital
Disclosure of classes of share capital [line items]
Authorization period		5 years
Authorized capital, approved		€ 82,561,764.93
Specific authorization of share capital | Minimum
Disclosure of classes of share capital [line items]
Percentage of share capital		20.00%
Specific authorization of share capital | Maximum
Disclosure of classes of share capital [line items]
Percentage of share capital		33.00%